AQUARIUS INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 93.3%
Advertising — 0.0%
Dentsu Group, Inc.	1,800	$48,486
Publicis Groupe SA	2,188	184,900
WPP PLC	3,536	31,605
		264,991
Aerospace/Defense — 3.3%
Airbus Group SE	10,836	1,610,360
BAE Systems PLC, ADR	1,742	93,319
BAE Systems PLC	384,192	5,097,203
CAE, Inc. (a)	1,578	31,371
Dassault Aviation SA	263	52,234
Elbit Systems Ltd.	666	134,778
Hanwha Aerospace Co Ltd.	802	78,437
Hindustan Aeronautics Ltd.	19,778	565,302
MTU Aero Engines AG, ADR	562	57,684
Rheinmetall AG	10,971	3,307,532
Safran SA	580	101,979
Thales SA	23,023	3,440,253
		14,570,452
Agriculture — 0.1%
British American Tobacco PLC, ADR	2,785	88,814
Imperial Brands PLC, ADR	3,146	74,560
ITC Ltd.	76,666	400,780
Japan Tobacco, Inc.	6,900	177,432
RLX Technology, Inc., ADR	23,295	51,715
Wilmar International Ltd.	29,000	78,675
		871,976
Airlines — 0.8%
ANA Holdings, Inc. (a)	1,400	28,890
Copa Holdings SA - Class A	2,902	268,841
Japan Airlines Co. Ltd.	1,500	28,391
Ryanair Holdings PLC, ADR (a)	27,543	3,256,133
		3,582,255
Apparel — 1.3%
Adidas AG	381	79,756
Gildan Activewear, Inc.	5,757	208,461
Hermes International	80	165,800
Kering SA, ADR	4,040	173,740
Kering SA	1,152	495,553
LVMH Moet Hennessy Louis Vuitton SE	4,709	3,603,680
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	303,580
Samsonite International SA (a),(b)	111,300	324,614
Shenzhou International Group Holdings Ltd.	36,900	369,440
		5,724,624
Auto Manufacturers — 2.3%
Bayerische Motoren Werke AG, ADR	3,309	115,319
Daimler AG	3,623	235,564
Daimler Truck Holding AG	40,863	1,327,058
Ferrari NV	642	230,452
Ferrari NV	141	50,813
Honda Motor Co. Ltd.	114,200	1,168,144
Honda Motor Co. Ltd., ADR	1,291	39,582
Hyundai Motor Co.	529	75,321
Iveco Group NV (a)	86,199	701,198
Li Auto, Inc., ADR (a)	1,693	62,556
Nissan Motor Co. Ltd., ADR	4,601	36,486
Stellantis NV	95,096	2,066,096
Stellantis NV	2,278	49,341
Subaru Corp.	62,800	1,120,307
Suzuki Motor Corp.	57,700	2,357,883
Tata Motors Ltd.	49,198	417,345
Toyota Motor Corp.	7,100	134,800
Toyota Motor Corp., ADR	1,862	353,370
Volvo AB - Class B	3,636	84,325
XPeng, Inc., ADR (a)	3,429	56,956
		10,682,916
Auto Parts & Equipment — 0.1%
Aisin Corp.	1,100	40,627
Cie Generale des Etablissements Michelin SCA	1,852	62,276
Denso Corp.	5,600	87,885
Hyundai Mobis Co. Ltd.	501	88,607
KPIT Technologies Ltd.	23,558	424,356
Magna International, Inc.	3,010	162,269
Vitesco Technologies Group AG (a)	88	8,994
Weichai Power Co. Ltd. - Class H	24,000	44,161
		919,175
Banks — 11.4%
Australia & New Zealand Banking Group Ltd.	5,980	96,196
Banco Bilbao Vizcaya Argentaria SA	107,638	1,002,026
Banco do Brasil SA, ADR	11,296	123,522
Banco do Brasil SA	254,400	2,803,954
Banco Santander SA	37,238	154,359
Bank Central Asia Tbk PT	687,000	397,625
Bank Mandiri Persero Tbk PT, ADR	5,112	76,782
Bank Mandiri Persero Tbk PT	3,303,500	1,245,654
Bank Montreal	867	71,345
Bank of Nova Scotia, (The)	1,685	75,437
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	23,501
Bankinter SA	192,597	1,355,079
Barclays PLC	126,063	225,399
BDO Unibank, Inc.	181,150	436,106
Bendigo & Adelaide Bank Ltd.	12,614	74,218
BNP Paribas SA	2,636	165,717
BOC Hong Kong Holdings Ltd.	28,000	74,864
CaixaBank SA	65,952	297,059
Canadian Imperial Bank of Commerce	1,139	47,041
Chiba Bank Ltd.	4,900	36,770
China Merchants Bank Co. Ltd. - Class H	26,563	92,705
Commerzbank AG	259,299	3,174,219
Commonwealth Bank Of Australia	4,512	311,695
Computershare Ltd.	2,023	31,554
Concordia Financial Group Ltd.	11,723	55,175
Credicorp Ltd.	629	78,958
DBS Group Holdings Ltd.	95,200	2,261,445
DBS Group Holdings Ltd., ADR	2,227	211,276
Deutsche Bank AG	8,776	109,261
DNB Bank ASA	83,210	1,586,303
Erste Group Bank AG	22,949	928,086
FinecoBank Banca Fineco SpA	195,515	2,638,334
FirstRand Ltd.	13,495	48,273
Fukuoka Financial Group, Inc.	3,000	69,955
Grupo Financiero Banorte SAB de CV	150,985	1,404,968
Grupo Financiero Galicia SA, ADR	9,195	157,970
Hana Financial Group, Inc.	41,015	1,319,722
Hang Seng Bank, Ltd.	2,400	26,529
HDFC Bank Ltd., ADR	32,158	1,930,766
HDFC Bank Ltd.	231,354	4,337,286
HSBC Holdings PLC, ADR	9,910	380,841
ICICI Bank Ltd., ADR	81,678	1,810,801
Industrial & Commercial Bank of China Ltd. - Class H	1,916,000	911,686
ING Groep NV	164,830	2,315,683
Intesa Sanpaolo	14,336	41,325
Japan Post Bank Co. Ltd.	3,700	36,492
Macquarie Group Ltd.	1,021	113,736
Macquarie Group, Ltd., ADR	1,203	135,169
Mediobanca Banca di Credito Finanziario SpA	3,974	46,649
Mitsubishi UFJ Financial Group, Inc., ADR	53,334	458,139
National Australia Bank Ltd.	7,689	144,020
National Australia Bank Ltd., ADR	11,208	104,459
National Bank of Greece SA (a)	104,764	718,043
NatWest Group PLC	684,133	1,799,827
Nedbank Group Ltd., ADR	2,666	30,312
Nordea Bank Abp	94,844	1,060,300
Nordea Bank Abp	93	1,047
NU Holdings Ltd. - Class A (a)	41,539	338,127
Oversea-Chinese Banking Corp. Ltd.	9,000	84,455
Resona Holdings, Inc.	264,300	1,376,753
Royal Bank Canada	3,116	281,686
Shinhan Financial Group Co. Ltd., ADR	9,162	260,200
Shizuoka Financial Group, Inc.	3,900	31,591
Societe Generale SA	2,392	60,198
Standard Bank Group Ltd.	64,382	683,804
Sumitomo Mitsui Financial Group, Inc., ADR	56,610	558,742
Sumitomo Mitsui Financial Group, Inc.	44,300	2,179,448
Sumitomo Mitsui Trust Holdings, Inc.	800	30,108
Svenska Handelsbanken AB - Class A	177,276	1,675,125
TCS Group Holding PLC, GDR (a),(c)	3,732	0
Toronto-Dominion Bank, (The)	6,958	424,369
UBS Group AG	61,034	1,724,674
UniCredit SpA	2,917	79,560
United Overseas Bank Ltd.	76,600	1,563,351
Woori Financial Group, Inc., ADR	4,696	142,336
Yapi ve Kredi Bankasi AS	402,537	268,134
		51,428,324
Beverages — 1.7%
Anheuser-Busch InBev SA/NV, ADR	2,592	163,115
Arca Continental SAB de CV	60,200	613,837
Asahi Group Holdings Ltd.	61,600	2,280,648
Carlsberg A/S - Class B	499	61,908
China Resources Beer Holdings Co. Ltd.	116,000	522,916
Cia Cervecerias Unidas SA, ADR	4,167	51,046
Coca-Cola Europacific Partners PLC	22,310	1,352,878
Coca-Cola HBC AG	1,058	29,397
Davide Campari-Milano NV	5,538	60,488
Diageo PLC, ADR	2,046	287,606
Endeavour Group Ltd.	2,137	6,953
Fomento Economico Mexicano SAB de CV, ADR	9,020	1,144,547
Heineken Holding NV	434	33,761
Heineken NV, ADR	3,534	161,574
Kweichow Moutai Co., Ltd. - Class A	3,100	778,716
Pernod Ricard SA	300	51,828
Remy Cointreau SA	188	22,345
Remy Cointreau SA, ADR	3,630	42,870
Tsingtao Brewery Co. Ltd. - Class H	4,000	26,432
		7,692,865
Biotechnology — 0.6%
Argenx SE, ADR (a)	245	110,399
CSL Ltd.	628	108,962
CSL Ltd., ADR	3,938	341,622
Genmab AS (a)	5,334	1,677,625
Innovent Biologics, Inc. (a),(b)	65,500	383,598
Legend Biotech Corp., ADR (a)	3,382	205,693
Structure Therapeutics, Inc., ADR (a)	3,856	214,741
		3,042,640
Building Materials — 1.5%
Cemex SAB de CV, ADR (a)	53,201	367,619
Cie de Saint-Gobain	14,614	952,769
CRH PLC	1,441	90,423
CRH PLC	65,127	4,118,736
Daikin Industries Ltd.	149	22,249
Geberit AG	202	113,325
Imerys SA	21,517	626,425
James Hardie Industries PLC (a)	2,896	92,482
Kingspan Group PLC	554	44,023
LafargeHolcim Ltd.	2,013	148,076
Sika AG	437	118,754
Svenska Cellulosa AB SCA - Class B	4,527	67,262
		6,762,143
Chemicals — 1.3%
Air Liquide SA	15,496	2,937,720
Air Liquide SA, ADR	1,948	73,440
Asahi Kasei Corp.	6,000	41,658
BASF SE	1,905	88,616
Brenntag SE	387	33,480
Chr Hansen Holding AS	439	35,154
Covestro AG (a),(b)	586	30,815
Croda International PLC	584	33,133
EMS-Chemie Holding AG	143	101,390
Givaudan SA	27	101,045
Givaudan SA, ADR	600	45,000
ICL Group Ltd.	12,592	63,338
Kansai Paint Co. Ltd.	119,500	1,813,146
Koninklijke DSM NV (c)	785	78,158
LG Chem Ltd.	385	148,943
Mitsubishi Chemical Group Corp.	30,800	201,962
Nippon Sanso Holdings Corp.	1,500	39,426
Nutrien Ltd.	1,148	61,384
Shin-Etsu Chemical Co. Ltd.	3,270	115,266
Shin-Etsu Chemical Co. Ltd., ADR	6,860	120,736
Sociedad Quimica y Minera de Chile SA, ADR	5,109	256,676
Solvay SA	373	43,208
Sumitomo Chemical Co. Ltd.	13,000	33,197
Symrise AG	500	56,280
		6,553,171
Coal — 0.8%
China Shenhua Energy Co. Ltd. - Class H	39,000	127,371
Teck Resources Ltd. - Class B	8,215	309,295
Teck Resources Ltd. - Class B	81,196	3,058,874
		3,495,540
Commercial Services — 4.0%
Abu Dhabi Ports Co. PJSC (a)	235,103	397,541
Adani Ports & Special Economic Zone Ltd.	39,834	394,881
Adyen NV (a),(b)	1,206	1,410,115
Amadeus IT Group SA, ADR	1,437	98,277
Ashtead Group PLC	54,383	3,286,097
Bidvest Group Ltd.	3,146	39,347
Bureau Veritas SA	1,739	42,103
China Merchants Port Holdings Co. Ltd.	60,000	76,803
Edenred SE	35,892	1,954,924
Experian PLC	2,543	93,490
International Container Terminal Services, Inc.	65,067	253,232
Intertek Group PLC	1,279	64,490
Localiza Rent a Car SA, ADR	4,006	49,039
New Oriental Education & Technology Group, Inc., ADR (a)	16,992	1,382,809
One 97 Communications Ltd. (a)	59,106	622,246
RB Global, Inc.	1,064	67,756
Recruit Holdings Co. Ltd.	3,292	121,654
RELX PLC	157,551	6,063,011
Rentokil Initial PLC	311,445	1,691,298
Secom Co., Ltd.	800	55,608
SGS SA	740	62,976
TAL Education Group, ADR (a)	7,594	95,153
TravelSky Technology Ltd. - Class H	51,000	85,919
		18,408,769
Computers — 2.2%
AutoStore Holdings Ltd. (a),(b)	478,274	795,852
BayCurrent Consulting, Inc.	900	30,201
BlackBerry Ltd. (a)	10,732	39,386
Capgemini SE	4,783	980,316
CGI, Inc. (a)	1,307	132,831
Check Point Software Technologies Ltd. (a)	499	72,854
CyberArk Software Ltd. (a)	576	114,779
Globant S.A. (a)	3,208	708,326
Infosys Ltd., ADR	28,588	501,719
Lenovo Group Ltd.	408,000	503,520
Logitech International SA	444	38,939
Nomura Research Institute Ltd.	71,500	2,002,124
NTT Data Group Corp.	3,100	37,666
Obic Co., Ltd.	100	15,299
Persistent Systems Ltd.	4,476	343,964
Teleperformance	10,714	1,503,540
Wipro Ltd., ADR	107,343	520,614
Wistron Corp.	177,000	515,693
Wiwynn Corp.	11,000	617,182
		9,474,805
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	432	60,555
Colgate-Palmolive India Ltd.	15,288	403,215
Essity AB - Class B	5,178	129,540
Haleon PLC, ADR	9,632	82,450
Kao Corp.	700	26,819
L'Oreal SA, ADR	3,400	319,872
L'Oreal SA	148	69,544
Shiseido Co. Ltd.	1,200	32,146
Unicharm Corp.	3,287	105,627
Unilever PLC, ADR	9,303	443,753
		1,673,521
Distribution/Wholesale — 3.5%
Azelis Group NV	130,048	2,914,100
Bunzl PLC	135,787	5,154,699
Ferguson PLC	13,318	2,258,471
IMCD NV	10,996	1,697,082
Inchcape PLC	114,699	919,099
ITOCHU Corp., ADR	426	33,198
ITOCHU Corp.	3,700	143,846
Mitsubishi Corp.	800	37,303
Mitsui & Co. Ltd.	3,159	115,199
Rexel SA	81,714	1,971,902
Sendas Distribuidora S/A, ADR	2,775	36,630
		15,281,529
Diversified Financial Services — 1.9%
Allfunds Group PLC	141,996	898,389
Banco BTG Pactual SA	113,400	820,195
Deutsche Boerse AG	22,654	4,306,695
Deutsche Boerse AG, ADR	2,810	53,278
Futu Holdings Ltd., ADR (a)	852	45,940
Hong Kong Exchanges & Clearing Ltd.	1,780	63,017
Japan Exchange Group, Inc.	79,600	1,624,820
KB Financial Group, Inc., ADR	6,431	259,041
London Stock Exchange Group PLC	791	89,172
London Stock Exchange Group PLC, ADR	2,464	70,421
Sanlam Ltd., ADR	5,156	37,329
SBI Holdings, Inc.	2,600	56,404
Singapore Exchange Ltd.	6,000	42,350
St James's Place PLC	5,807	47,671
		8,414,722
Electric — 1.8%
China Resources Power Holdings Co. Ltd.	14,000	26,994
Dubai Electricity & Water Authority PJSC	728,813	502,075
E.ON SE	4,732	61,507
Enel SpA	25,288	178,705
Engie SA, ADR	8,968	155,595
Equatorial Energia SA	70,100	485,226
Fortis, Inc.	5,188	207,935
Fortum Oyj	147,390	2,070,216
Iberdrola SA	11,694	144,525
Iberdrola SA, ADR	1,618	80,107
Mercury NZ Ltd.	7,755	29,752
Meridian Energy Ltd.	15,956	51,271
National Grid PLC, ADR	2,605	171,956
National Grid PLC	5,579	72,356
NTPC Ltd.	210,707	660,824
Origin Energy Ltd.	5,412	29,525
Orsted A/S (b)	320	15,068
Power Assets Holdings Ltd.	11,000	57,384
Power Grid Corp. of India Ltd.	243,848	611,583
RWE AG	1,739	74,540
SSE PLC	139,371	3,229,295
SSE PLC, ADR	5,415	127,307
Tokyo Electric Power Co. Holdings, Inc. (a)	7,500	32,035
Verbund AG - Class A	389	37,057
		9,112,838
Electrical Components & Equipment — 0.2%
Delta Electronics, Inc.	111,000	1,122,689
Legrand SA	942	90,854
Schneider Electric SE, ADR	4,025	148,040
Schneider Electric SE	698	128,469
		1,490,052
Electronics — 0.2%
AAC Technologies Holdings, Inc.	32,000	89,979
ABB Ltd.	4,533	180,271
BYD Electronic International Co. Ltd.	23,500	107,263
Hirose Electric Co. Ltd.	827	92,633
Hon Hai Precision Industry Co. Ltd.	77,353	251,249
Hoya Corp.	670	75,359
Hoya Corp., ADR	487	54,919
Kyocera Corp.	1,100	60,912
Lotes Co. Ltd.	7,000	207,682
Murata Manufacturing Co. Ltd.	4,857	94,382
Murata Manufacturing Co. Ltd., ADR	7,572	73,486
Shimadzu Corp.	1,000	25,941
Sinbon Electronics Co. Ltd.	15,000	137,396
TDK Corp.	800	37,227
		1,488,699
Energy-Alternate Sources — 0.0%
Vestas Wind Systems AS (a)	2,480	68,574

Engineering & Construction — 0.7%
Airports of Thailand PCL, NVDR (a)	104,300	176,405
Auckland International Airport Ltd.	13,450	65,598
Ferrovial SE	3,085	106,692
GMR Airports Infrastructure Ltd. (a)	531,939	382,002
Grupo Aeroportuario del Pacifico SAB de CV, ADR	392	59,686
Grupo Aeroportuario del Sureste SAB de CV, ADR	471	110,902
Larsen & Toubro Ltd.	21,005	784,129
SPIE SA	53,907	1,578,511
Vinci SA	905	110,720
Vinci SA, ADR	1,124	34,316
		3,408,961
Entertainment — 0.3%
Aristocrat Leisure Ltd.	1,159	31,017
Evolution AB, ADR	336	34,900
Flutter Entertainment PLC (a)	244	38,074
Genting Singapore Ltd.	1,360,900	930,804
Lottery Corp. Ltd.	8,950	27,168
OPAP SA	21,717	347,283
Oriental Land Co. Ltd.	3,065	104,116
		1,513,362
Environmental Control — 0.0%
China Conch Environment Protection Holdings Ltd. (a)	21,500	5,092

Food — 2.0%
Aeon Co. Ltd.	5,200	107,554
Ajinomoto Co., Inc.	1,500	56,000
BIM Birlesik Magazalar AS	46,580	497,273
China Mengniu Dairy Co. Ltd.	24,703	77,404
Chocoladefabriken Lindt & Spruengli AG	6	74,188
Coles Group Ltd.	4,059	41,078
Companhia Brasileira De Distrb (a)	2,775	1,784
Danone SA	3,030	194,837
Koninklijke Ahold Delhaize NV, ADR	4,031	116,738
Koninklijke Ahold Delhaize NV	177,926	5,152,623
Nestle SA	1,079	122,778
Nestle SA, ADR	6,381	726,923
Nisshin Seifun Group, Inc.	2,700	37,393
Nomad Foods Ltd. (a)	62,651	1,011,814
Seven & i Holdings Co. Ltd.	600	23,038
Seven & i Holdings Co. Ltd., ADR	1,800	35,370
Tesco PLC	565,643	2,044,240
		10,321,035
Food Service — 0.9%
Compass Group PLC	168,883	4,275,521
Compass Group PLC, ADR	7,353	186,472
Forest Products & Paper — 0.0%
Suzano Papel e Celulose SA, ADR	6,573	71,383
UPM-Kymmene Corp.	1,590	55,625
		127,008
Hand/Machine Tools — 0.0%
Alleima AB	657	4,748
Schindler Holding AG	651	139,706
Techtronic Industries Co. Ltd.	4,500	45,720
		190,174
Healthcare-Products — 0.3%
Alcon, Inc.	1,673	126,529
Asahi Intecc Co. Ltd.	1,900	36,861
China Medical System Holdings Ltd.	21,000	40,339
Cochlear Ltd.	376	67,814
Coloplast AS - Class B	327	38,585
Essilor International Cie Generale d'Opitque SA	608	116,095
EssilorLuxottica SA, ADR	144	13,745
FUJIFILM Holdings Corp.	1,800	105,410
Getinge AB - Class B	1,494	31,753
Koninklijke Philips (a)	1,467	30,105
Olympus Corp.	1,400	20,551
Sartorius Stedim Biotech	5,628	1,269,072
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	24,000	22,781
Smith & Nephew PLC	2,921	37,867
Sonova Holding AG	143	41,286
Terumo Corp.	162	5,172
		2,003,965
Healthcare-Services — 0.8%
Bangkok Dusit Medical, NVDR, NVDR	452,700	338,056
BioMerieux	307	33,067
EUROFINS SCIENTIFI EUR0.01 (a)	29,171	1,696,996
Fresenius SE & Co. KGaA	959	30,453
Hapvida Participacoes e Investimentos S/A (a),(b)	629,100	555,985
Lonza Group AG	182	70,456
Lonza Group AG, ADR	370	14,289
Max Healthcare Institute Ltd.	78,855	600,799
Sonic Healthcare Ltd., ADR	3,345	65,294
Wuxi Biologics Cayman, Inc. (a),(b)	76,036	422,158
		3,827,553
Holding Companies-Diversified — 0.1%
Allied Gold Corp. (a)	114,096	315,310
Jardine Matheson Holdings Ltd., ADR	1,524	59,131
Swire Pacific Ltd. - Class A	5,000	32,404
		406,845
Home Builders — 0.2%
Barratt Developments PLC	126,953	825,497
Sekisui House Ltd.	4,000	81,902
		907,399
Home Furnishings — 1.1%
Electrolux AB - Class B (a)	972	9,569
Hoshizaki Corp.	800	25,478
Panasonic Corp.	125,300	1,291,105
Sony Group Corp.	39,200	3,370,849
Sony Group Corp., ADR	4,806	413,076
		5,110,077
Household Products/Wares — 0.5%
Henkel Ag & Co., KGaA	889	62,116
Reckitt Benckiser Group PLC	34,761	2,373,029
Reckitt Benckiser Group PLC, ADR	13,425	182,849
		2,617,994
Insurance — 6.1%
Admiral Group PLC	56,942	1,945,595
Aegon Ltd.	14,288	78,455
Ageas SA NV	2,481	106,850
AIA Group Ltd., ADR	12,131	417,428
Allianz SE	6,158	1,548,370
Allianz SE, ADR	4,740	118,690
Aon PLC - Class A	21,349	7,012,933
AXA SA	62,661	1,953,784
Baloise Holding AG	522	79,937
Beazley PLC	423,039	2,872,507
Cathay Financial Holding Co. Ltd.	24,000	35,720
China Pacific Insurance Group Co. Ltd. - Class H	40,400	85,320
Dai-ichi Life Holdings, Inc.	6,692	140,288
Everest Group Ltd.	6,845	2,810,215
Hannover Rueck SE	421	100,477
Hiscox Ltd.	69,930	896,957
Legal & General Group PLC	36,815	106,992
M&G PLC	12,144	32,166
Mandatum Oyj (a)	2,616	11,194
Manulife Financial Corp.	6,860	134,387
MS&AD Insurance Group Holdings, Inc.	900	33,886
Muenchener Rueckversicherungs-Gesellschaft AG	295	125,652
New China Life Insurance Co. Ltd. - Class H	45,800	91,005
NN Group NV	3,039	115,980
PICC Property & Casualty Co. Ltd. - Class H	48,000	55,759
Powszechny Zaklad Ubezpieczen SA	38,684	440,630
RenaissanceRe Holdings Ltd.	6,028	1,292,162
Sampo Oyj	55,245	2,416,028
Sompo Holdings, Inc.	600	27,524
Sun Life Financial, Inc.	2,753	139,027
Suncorp Group Ltd.	18,597	171,691
Swiss Re AG	544	64,247
T&D Holdings, Inc.	5,200	77,372
Tokio Marine Holdings, Inc.	4,200	104,001
Topdanmark AS	32,948	1,551,817
Zurich Insurance Group AG, ADR	3,590	179,285
Zurich Insurance Group AG	270	135,274
		27,509,605
Internet — 3.0%
Alibaba Group Holding Ltd., ADR (a)	4,110	307,757
Alibaba Group Holding Ltd. (a)	175,500	1,631,345
Auto Trader Group PLC (b)	5,141	47,153
Bilibili, Inc., ADR (a)	4,363	49,433
Delivery Hero SE (a),(b)	740	23,457
Future PLC	88,027	945,051
iQIYI, Inc., ADR (a)	12,194	54,751
JD.com, Inc., ADR	2,393	65,640
JOYY, Inc., ADR	2,046	78,587
Kuaishou Technology (a),(b)	69,100	509,499
MercadoLibre, Inc. (a)	553	896,114
MonotaRO Co. Ltd.	43,200	434,208
Naspers Ltd., ADR (a)	4,780	176,621
NAVER Corp.	1,223	196,590
PDD Holdings, Inc., ADR (a)	9,245	1,363,083
Prosus NV	4,876	161,198
Sea Ltd., ADR (a)	852	30,859
SEEK Ltd.	4,272	67,322
Shopify, Inc. - Class A (a)	1,397	101,730
Tencent Holdings Ltd., ADR	13,453	559,913
Tencent Holdings Ltd.	115,430	4,808,716
Trip.com Group Ltd., ADR (a)	14,044	494,068
Wix.com Ltd. (a)	389	39,484
Zomato Ltd. (a)	227,595	324,229
		13,366,808
Investment Companies — 0.0%
L E Lundbergforetagen AB - Class B	1,867	90,869
Wendel SA	333	28,198
		119,067
Iron/Steel — 0.4%
BlueScope Steel Ltd.	6,357	87,201
Cia Siderurgica Nacional SA, ADR	41,580	136,798
Fortescue Ltd.	5,658	92,910
Nippon Steel Corp.	8,000	187,327
POSCO	1,252	467,554
POSCO Holdings, Inc., ADR	3,580	333,656
Vale SA, ADR	48,615	729,225
		2,034,671
Leisure Time — 0.0%
Shimano, Inc.	236	36,136

Lodging — 0.1%
Galaxy Entertainment Group Ltd.	10,000	51,731
H World Group Ltd., ADR (a)	12,033	440,167
Indian Hotels Co. Ltd.	33,098	167,533
InterContinental Hotels Group PLC	1,515	117,481
		776,912
Machinery-Constr&Mining — 0.3%
EPIROC AB (a)	75,161	1,401,805

Machinery-Construction & Mining — 1.7%
Hitachi Ltd.	901	62,648
Hitachi Ltd., ADR	1,830	253,894
Komatsu Ltd.	54,200	1,386,387
Mitsubishi Electric Corp.	66,400	899,451
Mitsubishi Heavy Industries Ltd.	48,600	2,730,328
Siemens Energy AG (a)	960	11,342
Weir Group, PLC, (The)	82,999	1,967,322
		7,311,372
Machinery-Diversified — 0.9%
Accelleron Industries AG	226	6,508
ANDRITZ AG	28,418	1,541,804
Atlas Copco AB - Class A	6,804	105,029
Atlas Copco AB, ADR	6,624	101,877
CNH Industrial NV	6,623	70,402
FANUC Corp.	1,000	27,766
Haitian International Holdings Ltd.	31,000	78,911
Husqvarna AB - Class B	4,490	34,285
IMI PLC	87,512	1,729,609
Keyence Corp.	500	214,108
KION Group AG	1,235	45,037
Kone Oyj - Class B	658	29,291
Kubota Corp., ADR	883	63,241
Omron Corp.	500	20,963
SMC Corp., ADR	2,280	57,524
SMC Corp.	110	55,407
Spirax-Sarco Engineering PLC	358	41,834
Sumitomo Heavy Industries Ltd.	2,000	47,870
		4,271,466
Media — 1.7%
Informa PLC	122,237	1,149,440
Pearson PLC, ADR	15,198	180,096
Thomson Reuters Corp.	1,367	191,257
Vivendi SA	3,398	32,162
Wolters Kluwer	46,328	6,381,314
Wolters Kluwer NV, ADR	667	91,626
		8,025,895
Metal Fabricate/Hardware — 0.1%
Tenaris SA, ADR	9,221	319,692

Mining — 2.2%
Agnico Eagle Mines Ltd.	1,485	79,745
Alamos Gold, Inc. - Class A	18,181	269,261
Antofagasta PLC	8,790	156,049
Barrick Gold Corp.	6,196	108,988
BHP Group Ltd., ADR	4,374	266,639
Boliden AB	2,900	77,187
Cameco Corp.	13,523	620,975
Endeavour Mining PLC	43,712	1,025,353
Franco-Nevada Corp.	3,311	371,163
Glencore PLC	207,720	1,162,027
Kinross Gold Corp.	534,875	3,153,395
MMC Norilsk Nickel PJSC, ADR (a),(c)	2,034	20
Norsk Hydro ASA	15,202	88,275
Polyus PJSC (a),(c)	1,719	0
Rio Tinto PLC, ADR	1,210	83,599
South32 Ltd.	44,192	88,824
Southern Copper Corp.	33,147	2,384,264
Sumitomo Metal Mining Co. Ltd.	2,000	57,811
United Tractors Tbk PT	106,300	150,135
Wheaton Precious Metals Corp.	2,998	146,602
Zijin Mining Group Co. Ltd. - Class H	24,000	38,007
		10,328,319
Miscellaneous Manufacturing — 1.2%
Aalberts NV	29,283	1,159,315
Alstom SA	1,445	17,905
Knorr-Bremse AG	679	42,602
Orica Ltd.	5,536	56,977
Siemens AG	21,322	3,581,707
Sunny Optical Technology Group Co. Ltd.	5,169	48,951
Toshiba Corp. (a)	1,896	58,824
		4,966,281
Office-Business Equipment — 0.0%
Canon, Inc.	2,700	69,564

Oil & Gas — 5.4%
Aker BP ASA	841	23,951
BP Plc	515,778	3,135,764
BP PLC, ADR	1	36
Canadian Natural Resources Ltd.	4,335	289,578
Cenovus Energy, Inc.	255,079	4,524,671
DCC PLC	452	30,557
Equinor ASA	71,073	2,270,732
Equinor ASA, ADR	3,137	99,976
Galp Energia SGPS SA	3,396	50,461
Imperial Oil Ltd.	2,792	157,301
Inpex Corp.	6,228	85,924
Neste Oyj	756	28,806
OMV AG	4,843	206,789
Petroleo Brasileiro SA, ADR	48,402	739,099
Reliance Industries Ltd.	39,260	1,120,561
Repsol SA	7,844	120,447
Santos Ltd.	19,946	90,208
Shell Plc	33,452	1,101,462
Shell PLC, ADR	65,843	4,332,469
Shell PLC	107,041	3,460,087
Suncor Energy, Inc.	44,031	1,451,746
TotalEnergies SE, ADR	7,259	493,974
Ultrapar Participacoes SA, ADR	10,793	54,936
Woodside Energy Group Ltd.	7,291	148,134
		24,017,669
Oil & Gas Services — 0.1%
Technip Energies NV	28,118	655,873

Pharmaceuticals — 7.2%
Aspen Pharmacare Holdings Ltd., ADR	6,986	68,568
AstraZeneca PLC	33,326	4,289,273
AstraZeneca PLC, ADR	9,616	621,098
Bayer AG	1,690	57,847
Chugai Pharmaceutical Co. Ltd.	83,400	2,945,421
Cipla Ltd.	21,942	319,101
CVS Group PLC	27,759	523,223
Daiichi Sankyo Co. Ltd., ADR	876	23,748
Daiichi Sankyo Co. Ltd.	3,548	96,141
Dr Reddy's Laboratories Ltd., ADR	6,244	436,456
GSK PLC, ADR	3,169	114,052
Hikma Pharmaceuticals Plc	25,201	549,159
Kobayashi Pharmaceutical Co., Ltd.	600	27,677
Merck KGaA	587	102,820
Novartis AG, ADR	5,833	571,052
Novartis AG	51,483	5,025,166
Novo-Nordisk AS, ADR	12,898	1,313,532
Novo-Nordisk AS	49,600	5,067,367
Orion Oyj - Class B	672	26,659
Recordati SPA	56,613	2,726,499
Roche Holding AG, ADR	2,592	87,324
Roche Holdings AG	11,067	2,977,257
Sandoz Group AG, ADR (a)	1,166	33,283
Sanofi SA, ADR	5,762	269,374
Sanofi SA	29,169	2,720,432
Sinopharm Group Co. Ltd. - Class H	36,400	90,209
Sun Pharmaceutical Industries Ltd.	33,292	490,133
UCB SA	810	59,907
		31,632,778
Pipelines — 0.1%
Enbridge, Inc.	6,937	241,893

Private Equity — 0.2%
3i Group PLC	3,463	97,943
Antin Infrastructure Partners SA	14,806	192,888
Eurazeo SA	530	39,827
Macquarie Korea Infrastructure Fund	43,489	418,252
Partners Group Holding AG	95	125,257
		874,167
Real Estate — 0.7%
Aldar Properties PJSC	204,041	317,823
China Resources Land Ltd.	25,714	94,143
CK Asset Holdings Ltd.	11,000	52,089
Corp. Inmobiliaria Vesta SAB de CV	226,000	851,900
Daito Trust Construction Co. Ltd.	300	33,046
Direcional Engenharia SA	68,338	277,403
DLF Ltd.	61,864	464,829
Emaar Properties PJSC	302,211	624,262
Henderson Land Development Co. Ltd.	23,000	62,430
Iguatemi SA	61,400	285,416
KE Holdings, Inc., ADR	4,582	72,991
REA Group Ltd.	633	64,917
Sun Hung Kai Properties Ltd.	2,500	24,512
Sunac Services Holdings Ltd. (b)	619	179
Swire Properties Ltd.	22,200	43,112
The Wharf Holdings Ltd.	14,000	36,390
Wharf Real Estate Investment Co. Ltd.	14,000	44,125
		3,349,567
REITS — 0.3%
Ascendas Real Estate Investment Trust	23,000	48,850
CapitaLand Mall Trust	25,000	34,006
Fibra Uno Administracion SAB de CV	542,600	877,232
Gecina SA	296	32,775
Goodman Group	6,677	100,317
GPT Group, (The)	9,864	26,815
Japan Retail Fund Investment Corp.	121	80,521
Mirvac Group	19,373	26,314
Nippon Building Fund Inc.	18	75,473
Nomura Real Estate Master Fund, Inc.	56	64,142
Scentre Group	14,492	25,343
Segro PLC	2,361	24,279
Stockland	11,630	31,694
Unibail-Rodamco-Westfield (a)	938	59,766
United Urban Investment Corp.	51	49,909
		1,557,436
Retail — 2.7%
Almacenes Exito SA, ADR (a)	1,387	9,709
ANTA Sports Products Ltd.	12,561	131,088
Associated British Foods PLC	1,593	47,972
Astra International Tbk PT, ADR	3,615	24,889
Cie Financiere Richemont SA, ADR	12,160	151,757
Fast Retailing Co. Ltd.	441	112,034
H & M Hennes & Mauritz AB - Class B	6,863	109,920
Industria de Diseno Textil SA	3,052	125,940
Jardine Cycle & Carriage Ltd.	4,000	85,336
JD Sports Fashion PLC	889,344	1,770,193
McDonald's Holdings Co. Japan Ltd.	2,600	110,679
Next PLC	952	95,535
Pan Pacific International Holdings Corp.	1,500	32,497
Raia Drogasil SA	79,208	453,003
Restaurant Brands International, Inc.	3,260	231,721
Ryohin Keikaku Co. Ltd.	185,300	2,928,704
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	57,695
Sundrug Co. Ltd.	24,100	728,176
Swatch Group AG, (The)	3,937	1,033,119
Swatch Group AG/The, ADR	3,520	45,971
Tsuruha Holdings, Inc.	29,200	2,452,973
USS Co. Ltd.	1,700	33,242
Wal-Mart de Mexico SAB de CV, ADR	1,815	71,003
WH Smith PLC	98,372	1,573,485
		12,416,641
Semiconductors — 8.9%
ASE Technology Holding Co. Ltd., ADR	6,033	51,884
ASM International NV	3,199	1,643,040
ASML Holding NV	1,129	771,966
ASML Holding NV	3,151	2,147,480
eMemory Technology, Inc.	11,000	882,057
Faraday Technology Corp.	33,000	408,023
Hamamatsu Photonics KK	800	31,632
HPSP Co. Ltd.	12,765	456,645
Infineon Technologies AG	27,661	1,067,282
King Yuan Electronics Co. Ltd.	142,000	376,720
MediaTek, Inc.	36,000	1,087,181
Renesas Electronics Corp. (a)	162,600	2,833,949
Rohm Co. Ltd.	160	3,057
Samsung Electronics Co. Ltd.	225,356	12,707,314
SK Hynix, Inc.	18,479	1,917,408
STMicroelectronics NV	24,195	1,148,514
SUMCO Corp.	34	509
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,276	6,546,627
Taiwan Semiconductor Manufacturing Co. Ltd.	289,122	5,288,653
Tokyo Electron Ltd.	1,200	192,782
Tokyo Electron Ltd., ADR	1,572	126,051
United Microelectronics Corp., ADR	36,418	283,696
		39,972,470
Software — 1.0%
Dassault Systemes SE	2,375	111,388
Dassault Systemes SE, ADR	2,450	114,709
HCL Technologies Ltd.	34,397	554,259
Kaspi.KZ JSC, GDR	9,277	946,254
Kingsoft Corp. Ltd.	21,000	67,069
Konami Holdings Corp.	500	24,727
NetEase, Inc., ADR	2,660	301,857
NetEase, Inc.	53,500	1,206,872
Nexon Co. Ltd.	2,300	49,700
SAP SE, ADR	3,821	607,997
Synopsys, Inc. (a)	1,073	582,886
TeamViewer SE, ADR (a)	4,442	31,849
		4,599,567
Telecommunications — 2.1%
Accton Technology Corp.	19,000	323,264
America Movil SAB de CV, ADR	7,257	131,860
BCE, Inc.	5,954	234,528
Bharti Airtel Ltd.	34,639	422,139
Chunghwa Telecom Co. Ltd.	102,000	389,958
Chunghwa Telecom Co. Ltd., ADR	4,171	158,248
Deutsche Telekom AG	1,461	35,017
Deutsche Telekom AG, ADR	5,690	136,446
Elisa OYJ	1,238	55,358
GDS Holdings Ltd., ADR (a)	5,564	57,031
Hikari Tsushin, Inc.	200	31,019
KDDI Corp.	194,948	6,089,798
Millicom International Cellular SA, SDR (a)	116	1,960
MTN Group Ltd.	23,254	127,039
Nice Ltd., ADR (a)	288	54,648
Nippon Telegraph & Telephone Corp.	75,000	87,768
Nippon Telegraph & Telephone Corp., ADR	984	28,762
Orange SA	4,154	51,181
PLDT, Inc., ADR	3,821	88,380
Singapore Telecommunications Ltd.	60,600	104,417
SK Telecom Co. Ltd., ADR	1	23
Swisscom AG	251	146,580
Telefonica Brasil SA, ADR	41,884	448,159
Telefonica Brasil SA	30,700	329,451
Telefonica SA	9,725	41,936
Turkcell Iletisim Hizmetleri AS, ADR (a)	15,018	74,790
		9,649,760
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	2,400	47,724
Nintendo Co. Ltd.	700	32,629
Nintendo Co. Ltd., ADR	5,760	66,989
		147,342
Transportation — 0.7%
AP Moller - Maersk AS, ADR	6,400	50,112
Canadian National Railway Co.	3,433	398,056
Canadian Pacific Kansas City Ltd.	1,055	75,960
Central Japan Railway Co.	3,500	83,966
Deutsche Post AG, ADR	1,603	75,341
DSV AS	9,318	1,401,861
DSV AS, ADR	826	62,190
East Japan Railway Co.	1,500	81,020
Getlink SE	1,582	28,908
Keio Corp.	800	23,055
Keisei Electric Railway Co. Ltd.	1,000	40,281
Kintetsu Group Holdings Co. Ltd.	800	22,401
Kuehne + Nagel International AG	101	29,237
Mitsui OSK Lines Ltd.	9,000	247,461
NIPPON EXPRESS HOLDINGS INC	500	27,275
Odakyu Electric Railway Co. Ltd.	2,200	30,913
Qatar Gas Transport Co. Ltd.	243,943	217,076
Rumo SA	142,000	660,660
SG Holdings Co. Ltd.	3,200	46,162
Tobu Railway Co. Ltd.	2,100	51,895
West Japan Railway Co.	1,300	51,379
		3,705,209
Water — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	4,592	63,002
Guangdong Investment Ltd.	30,000	20,821
		83,823
TOTAL COMMON STOCKS (COST $377,521,525)		429,347,827

PREFERRED STOCKS — 0.3%
Auto Manufacturers — 0.0%
Porsche Auto SE	851	41,613

Banks — 0.0%
Bancolombia SA	1,414	39,012
Banco Bradesco SA	44,550	148,352
		187,364
Semiconductors — 0.3%
Samsung Electronics Co. Ltd.	26,154	1,173,306
TOTAL PREFERRED STOCKS (COST $1,348,330)		1,402,283

RIGHTS — 0.0%
Wistron Corp. (Expiration: December 18, 2023) (a)	142	0
TOTAL RIGHTS (COST $0)		0

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Saudi Arabia ETF	48,060	1,903,176
TOTAL EXCHANGE TRADED FUNDS (COST $1,890,288)		1,903,176

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
First American Treasury Obligations Fund, 5.28% (d)	26,630	26,630,183
TOTAL MONEY MARKET FUNDS (COST $26,630,183)		26,630,183
TOTAL SHORT-TERM INVESTMENTS (COST $26,630,183)		26,630,183
TOTAL INVESTMENTS (COST $407,390,326) — 99.8%		459,283,469
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		890,387
TOTAL NET ASSETS — 100.0%		$460,173,856

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
MSCI Morgan Stanley Capital International
MTN Medium Term Note
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of November 30, 2023, total market value of Rule 144A securities is $4,518,492 or 1.0% of net assets.

(c)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $78,179 or 0.0% of net assets.

(d)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

AQUARIUS INTERNATIONAL FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$429,347,827	$103,632,204	$325,637,444	$78,179
Preferred Stocks	1,402,283	187,364	1,214,919	–
Rights	–	–	–	–
Total Equity Securities	$430,750,110	$103,819,568	$326,852,363	$78,179
Investment Company
Exchange Traded Funds	1,903,176	1,903,176	–	–
Total Investment Company	$1,903,176	$1,903,176	$–	$–

Short-Term Investments
Money Market Funds	$26,630,183	$26,630,183	$–	$–
Total Short-Term Investments	$26,630,183	$26,630,183	$–	$–
Total Assets*	$459,283,469	$132,352,927	$326,852,363	$78,179

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.